Average Annual Total Returns - Nuveen Nebraska Municipal Bond Fund	Sep. 30, 2020
Class A
Average Annual Return:
1 Year	2.16%
5 Years	2.05%
10 Years	3.50%
Since Inception
Inception Date	Feb. 28, 2001
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	2.16%
5 Years	2.03%
10 Years	3.47%
Since Inception
Inception Date	Feb. 28, 2001
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.34%
5 Years	2.22%
10 Years	3.44%
Since Inception
Inception Date	Feb. 28, 2001
Class C1
Average Annual Return:
1 Year	6.21%
5 Years	2.48%
10 Years	3.49%
Since Inception
Inception Date	Feb. 28, 2001
Class I
Average Annual Return:
1 Year	6.85%
5 Years	3.14%
10 Years	4.16%
Since Inception
Inception Date	Feb. 28, 2001
Class C2
Average Annual Return:
1 Year	6.06%
5 Years	2.37%
10 Years
Since Inception	3.82%
Inception Date	Jan. 18, 2011
Class C
Average Annual Return:
1 Year	5.74%
5 Years	2.11%
10 Years
Since Inception	2.93%
Inception Date	Feb. 10, 2014